Property, Plant and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 46,433	¥ 302,974	¥ 125,453	¥ 53,527
Accumulated impairment loss	$ 9,694	63,251	79,185	0
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Interest expenses capitalized		26,351	38,483	¥ 1,907
Tools, Dies And Molds [Member]
Property, Plant and Equipment [Line Items]
Accumulated impairment loss		¥ 135,467	¥ 79,185